SCHEDULE OF COMMON SHARES ISSUED (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Opening balance, shares	76,507,157	42,488,045	37,841,950
Opening balance, shares	$ 223,742,335	$ 165,705,423	$ 151,206,539
Adjustment of share for consolidation, shares		5,449,723	227,673
Adjustment of share for consolidation, value		$ 9,362,235	$ 983,194
Funds from Common shares issued on privale placement, shares	45,326,019	24,693,643	1,786,000
Funds from Common shares issued on privale placement, value	$ 280,000,001	$ 69,211,854	$ 1,607,400
Fair value of warrants issued on private placement, shares
Fair value of warrants issued on private placement, value	$ (88,176,282)	$ (31,164,688)	$ (954,537)
Share issue costs, shares
Share issue costs, value	$ (8,048,167)	$ (878,185)	$ (578,317)
Funds from the exercise of stock options, shares	3,944,589	597,151	268,356
Funds from the exercise of stock options, shares	$ 5,441,922	$ 754,711	$ 668,259
Fair value of stock options exercised, shares
Fair value of stock options exercised	$ 11,513,569	$ 2,209,196	$ 587,035
Fair value of stock options exercised, shares	6,243,761	3,278,595	2,364,066
Funds from the exercise of warrants, value	$ 15,847,899	$ 3,725,565	$ 7,767,067
Fair value of exercised warrants, shares
Fair value of exercised warrants, shares	$ 30,813,000	$ 4,816,224	$ 4,418,783
Adjustment due to change in functional currency, shares
Adjustment due to change in functional currency, value	$ (28,058,114)
Ending balance, shares	132,021,526	76,507,157	42,488,045
Ending balance, value	$ 443,076,163	$ 223,742,335	$ 165,705,423